Derivatives_Details of derivative assets and derivative liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	₩ 353,660,429,000,000	₩ 371,499,663,000,000
Derivative assets (Designated for hedging)	174,820,000,000	121,131,000,000	$ 160,962
Derivative liabilities for hedging	₩ 64,769,000,000	₩ 6,837,000,000	$ 59,634
Description of other information of derivatives held for trading and hedging	Derivatives held for trading are classified into financial assets at FVTPL (Note 7) and financial liabilities at FVTPL (Note 20), and derivatives designated for hedging are presented as a separate line item in the consolidated statements of financial position.	Derivatives held for trading are classified into financial assets at FVTPL (Note 7) and financial liabilities at FVTPL (Note 20), and derivatives designated for hedging are presented as a separate line item in the consolidated statements of financial position.
For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	₩ 174,820,000,000	₩ 111,764,000,000
Derivative liabilities for hedging	28,000,000	0
For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0	9,367,000,000
Derivative liabilities for hedging	64,741,000,000	6,837,000,000
For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	6,901,742,000,000	2,921,903,000,000
Derivative liabilities for trading	6,459,887,000,000	2,843,146,000,000
Interest rate futures
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	184,413,000,000	124,737,000,000
Interest rate futures | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate futures | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate futures | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	0	0
Derivative liabilities for trading	0	0
Interest rate swaps
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	137,057,240,000,000	150,731,987,000,000
Interest rate swaps | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	174,820,000,000	111,764,000,000
Derivative liabilities for hedging	28,000,000	0
Interest rate swaps | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	1,476,000,000	1,323,000,000
Interest rate swaps | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	318,545,000,000	300,750,000,000
Derivative liabilities for trading	524,190,000,000	413,195,000,000
Interest rate options | Long [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	330,000,000,000	460,000,000,000
Interest rate options | Long [Member] | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate options | Long [Member] | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate options | Long [Member] | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	6,271,000,000	11,888,000,000
Derivative liabilities for trading	0	0
Interest rate options | Short [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	285,440,000,000	395,789,000,000
Interest rate options | Short [Member] | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate options | Short [Member] | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate options | Short [Member] | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	0	0
Derivative liabilities for trading	5,419,000,000	9,655,000,000
Currency futures
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	2,546,000,000	1,934,000,000
Currency futures | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency futures | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency futures | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	0	0
Derivative liabilities for trading	0	0
Currency forwards
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	105,146,634,000,000	113,988,295,000,000
Currency forwards | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency forwards | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	321,000,000
Currency forwards | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	2,541,957,000,000	1,447,811,000,000
Derivative liabilities for trading	2,848,980,000,000	1,030,246,000,000
Currency swaps
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	87,249,320,000,000	82,125,050,000,000
Currency swaps | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency swaps | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0	9,367,000,000
Derivative liabilities for hedging	63,265,000,000	5,193,000,000
Currency swaps | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	3,325,135,000,000	966,181,000,000
Derivative liabilities for trading	2,415,610,000,000	1,106,423,000,000
Currency options | Long [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	1,147,877,000,000	1,588,746,000,000
Currency options | Long [Member] | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency options | Long [Member] | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency options | Long [Member] | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	59,329,000,000	18,835,000,000
Derivative liabilities for trading	0	0
Currency options | Short [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	1,632,048,000,000	2,341,179,000,000
Currency options | Short [Member] | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency options | Short [Member] | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency options | Short [Member] | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	0	0
Derivative liabilities for trading	23,271,000,000	9,403,000,000
Equity futures
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	123,742,000,000	630,562,000,000
Equity futures | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity futures | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity futures | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	0	0
Derivative liabilities for trading	0	0
Equity Forwards
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	11,000,000	11,000,000
Equity Forwards | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity Forwards | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity Forwards | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	0	0
Derivative liabilities for trading	0	0
Equity swaps
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	269,039,000,000	1,280,436,000,000
Equity swaps | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity swaps | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity swaps | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	0	1,217,000,000
Derivative liabilities for trading	12,533,000,000	54,393,000,000
Equity options | Long [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	9,863,110,000,000	8,851,984,000,000
Equity options | Long [Member] | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity options | Long [Member] | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity options | Long [Member] | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	650,505,000,000	175,221,000,000
Derivative liabilities for trading	0	0
Equity options | Short [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	10,369,009,000,000	8,978,953,000,000
Equity options | Short [Member] | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity options | Short [Member] | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity options | Short [Member] | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	0	0
Derivative liabilities for trading	₩ 629,884,000,000	₩ 219,831,000,000